Debt and Capital Structure - Unsecured Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 2,558		$ 2,150
3.95% due April 15, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.95%	3.95%
Total debt principal	$ 0		500
3.00% due August 15, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.00%	3.00%
Total debt principal	$ 0		500
3.80% due September 15, 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.80%	3.80%
Total debt principal	$ 115		335
4.00% due April 15, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.00%	4.00%
Total debt principal	$ 269		481
5.38% due July 15, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%
Total debt principal	$ 533		334
4.25% due April 15, 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%
Total debt principal	$ 589		0
4.40% due April 15, 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%
Total debt principal	$ 510		0
6.75% due November 15, 2039
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%
Total debt principal	$ 455		0
4.45% due September 15, 2042
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%
Total debt principal	$ 58		0
5.20% due September 15, 2043
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%
Total debt principal	$ 29		$ 0
3.55% due March 12, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.55%	3.55%
Total debt principal		$ 750		$ 0